Business Acquisitions	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Acquisitions

3. BUSINESS ACQUISITIONS

Acquisition of Yunding

In March 2016, the Group invested and paid RMB2,520 to obtain 35% equity interests in Yunding to expand the business of smart technology devices and benefit from the synergistic effect expected from such investment. The investment was initially recognized as an equity-method investment as the Group enjoyed one out of three board seats and concluded that it had significant influence over the operations of Yunding. In July 2017, the Group acquired an additional 22% equity interests in Yunding for consideration of RMB1,584 in cash. The acquisition resulted in the Group obtaining control of Yunding with an ownership of 57% equity interests.

The purchase price consists of the following:

RMB
Cash consideration	1,584
Fair value of the 35% equity interests:
Carrying amount	380
Gain on re-measurement of fair value of noncontrolling equity investment	2,140
Total	4,104

The Group recognized RMB2,140 of realized gain from investment in the consolidated statements of operations as a result of remeasuring the 35% equity interests to fair value immediately before the business combination. The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The acquisition-date fair value of the equity interests held by the Company immediately prior to the acquisition date was measured at fair value using a discounted cash flow method and taking into account certain factors including the management projection of discounted future cash flow and an appropriate discount rate. The purchase price allocation described below was determined by the Group with the assistance of an independent valuation appraiser. Yunding financial statements constituted less than 1% of revenue, net income, and total assets of the consolidated financial statement as of and during the year ended December 31, 2017 and 2018. The acquired net assets were recorded at their estimated fair values on the acquisition date. The acquired goodwill is not deductible for tax purposes.

3. BUSINESS ACQUISITIONS - continued

Acquisition of Yunding – continued

The purchase price was allocated as of July 31, 2017, the date of acquisition as follows:

	RMB	Amortization period
Cash	3,475
Other current assets	3,213
Property, plant and equipment	134	3.6-4.8 years
Intangible assets
Patents	4,203	10 years
Goodwill	5,930
Other current liabilities	(2,887)
Deferred tax liabilities	(955)
Other non-current liabilities	(6,033)
Noncontrolling interests	(2,976)
Total	4,104

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of synergy effect from the acquisition.